Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivatives
Summary of balance sheet location of the Company's derivative instrument

	Balance Sheet	September 30,	December 31,
Dollars in thousands	Location	2021	2020
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$461	$4,782

	Balance Sheet	December 31,	December 31,
Dollars in thousands	Location	2020	2019
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$4,782	$5,253

Summary of effect of company's derivative instrument on the Consolidated Statements of Operations

	For the nine months ended
	September 30,
Dollars in thousands	2021	2020
Other (income) expense, net	$(899)	$4,324

	For the years ended
	December 31,
Dollars in thousands	2020	2019	2018
Other expense, net	$4,341	$3,946	$3,012